BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2026
General Information [Abstract]
BASIS OF PREPARATION

1.	BASIS OF PREPARATION

The Unaudited Condensed Consolidated Interim Financial Statements of Frontline plc (“Frontline” or the “Company”) have been prepared on the same basis and should be read in conjunction with the Audited Annual Consolidated Financial Statements and accompanying Notes included in the Annual Report on Form 20-F for the year ended December 31, 2025, filed with the U.S. Securities and Exchange Commission (the "Commission") on March 27, 2026. The results of operations for the interim period ended June 30, 2026 are not necessarily indicative of the results for the year ending December 31, 2026.

The Unaudited Condensed Consolidated Interim Financial Statements have been prepared in accordance with IAS 34 Interim Financial Reporting. The Unaudited Condensed Consolidated Interim Financial Statements include the assets and liabilities of the Company and its subsidiaries. They do not include all disclosures required for a complete set of annual financial statements prepared in accordance with IFRS Accounting Standards.

These Unaudited Condensed Consolidated Interim Financial Statements were authorized for issue by the Board of Directors on September 16, 2026.